GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

Goldman Sachs Equal Weight U.S. Large Cap Equity ETF

Goldman Sachs Hedge Industry VIP ETF

Goldman Sachs Innovate Equity ETF

Goldman Sachs JUST U.S. Large Cap Equity ETF

Goldman Sachs MarketBeta® International Equity ETF

Goldman Sachs MarketBeta® Emerging Market Equity ETF

Goldman Sachs MarketBeta® International Small Cap Equity ETF

Goldman Sachs MarketBeta® U.S. Equity ETF

Goldman Sachs Future Tech Leaders Equity ETF

Goldman Sachs Future Planet Equity ETF

Goldman Sachs Future Consumer Equity ETF

Goldman Sachs Future Real Estate & Infrastructure Equity ETF

Goldman Sachs Future Health Care Equity ETF

Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF

Goldman Sachs Bloomberg Clean Energy Equity ETF

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

(the “Funds”)

Supplement dated April 4, 2022 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”), dated December 29, 2021; December 9, 2021; and February 3, 2022, as applicable, as supplemented to date

Effective on April 4, 2022 (the “Effective Date”), Jamie McGregor will no longer serve as a portfolio manager for the Funds. In addition, effective immediately, Matthew Maillet serves as a portfolio manager for the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, Goldman Sachs ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF, Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF, Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF, Goldman Sachs Innovate Equity ETF, Goldman Sachs JUST U.S. Large Cap Equity ETF, Goldman Sachs MarketBeta® International Equity ETF, Goldman Sachs MarketBeta® Emerging Market Equity ETF, Goldman Sachs MarketBeta® International Small Cap Equity ETF, Goldman Sachs MarketBeta® U.S. Equity ETF, Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF, Goldman Sachs Bloomberg Clean Energy Equity ETF and Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF.

Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

All references to Mr. McGregor in the Prospectus, Summary Prospectuses and SAI are deleted in their entirety.

For the Goldman Sachs ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® Europe Equity ETF, Goldman Sachs ActiveBeta® International Equity ETF, Goldman Sachs ActiveBeta® Japan Equity ETF, Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF and Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF (collectively the “ActiveBeta® ETFs”), the following replaces in its entirety the “Portfolio Manager” subsection under each “Summary—Portfolio Management” section of the ActiveBeta ETFs’ Prospectus, as well as under the “Portfolio Management” section of each ActiveBeta ETF’s Summary Prospectus:

Portfolio Managers: Raj Garigipati, Managing Director has managed the Fund since inception; and Matthew Maillet, Vice President, has managed the Fund since April 2022.

The following row is added to the table under the “Service Providers—Fund Managers” section of the ActiveBeta® ETFs’ Prospectus:

Matthew Maillet Vice President

Portfolio Manager— ActiveBeta® Emerging Markets Equity ETF

ActiveBeta® Europe Equity ETF ActiveBeta® International Equity ETF

ActiveBeta® Japan Equity ETF ActiveBeta® U.S. Large Cap Equity ETF

ActiveBeta® U.S. Small Cap Equity ETF

	Since 2022	Mr Maillet is a portfolio manager on the ETF Portfolio Management Team within GSAM’s QIS platform. He joined QIS in 2015 as a deputy chief operating officer where he was named a vice president in 2016 and subsequently joined the ETF portfolio management team in 2018.

For the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF, Goldman Sachs Hedge Industry VIP ETF, Goldman Sachs Innovate Equity ETF and Goldman Sachs JUST U.S. Large Cap Equity ETF (collectively, “the Equity ETFs”), the following replaces in its entirety the “Portfolio Manager” subsection under each “Summary—Portfolio Management” section of the Equity ETFs’ Prospectus, as well as under the “Portfolio Management” section of each Equity ETF’s Summary Prospectus:

Portfolio Managers: Raj Garigipati, Managing Director has managed the Fund since inception; and Matthew Maillet, Vice President, has managed the Fund since April 2022.

The following row is added to the table under the “Service Providers—Fund Managers” section of the Equity ETFs’ Prospectus:

Matthew Maillet Vice President	Portfolio Manager— Equal Weight U.S. Large Cap Equity ETF Hedge Industry VIP ETF Innovate Equity ETF JUST U.S. Large Cap Equity ETF	Since 2022	Mr Maillet is a portfolio manager on the ETF Portfolio Management Team within GSAM’s QIS platform. He joined QIS in 2015 as a deputy chief operating officer where he was named a vice president in 2016 and subsequently joined the ETF portfolio management team in 2018.

For the Goldman Sachs MarketBeta® International Equity ETF, Goldman Sachs MarketBeta® Emerging Markets Equity ETF, Goldman Sachs MarketBeta® International Small Cap Equity ETF and Goldman Sachs MarketBeta® U.S. Equity ETF (collectively the “MarketBeta® ETFs”), the following replaces in its entirety the “Portfolio Manager” subsection under each “Summary—Portfolio Management” section of the MarketBeta ETFs’ Prospectus, as well as under the “Portfolio Management” section of each MarketBeta ETF’s Summary Prospectus, if applicable:

Portfolio Managers: Raj Garigipati, Managing Director has managed the Fund since inception; and Matthew Maillet, Vice President, has managed the Fund since April 2022.

The following row is added to the table under the “Service Providers—Fund Managers” section of the MarketBeta® ETFs’ Prospectus:

Matthew Maillet Vice President	Since 2022	Mr Maillet is a portfolio manager on the ETF Portfolio Management Team within GSAM’s QIS platform. He joined QIS in 2015 as a deputy chief operating officer where he was named a vice president in 2016 and subsequently joined the ETF portfolio management team in 2018.

For the Goldman Sachs Bloomberg Clean Energy Equity ETF, the following replaces in its entirety the “Portfolio Manager” subsection under the “Summary—Portfolio Management” section of the Fund’s Prospectus, as well as under the “Portfolio Management” section of the Fund’s Summary Prospectus:

Portfolio Managers: Raj Garigipati, Managing Director has managed the Fund since inception; and Matthew Maillet, Vice President, has managed the Fund since April 2022.

The following row is added to the table under the “Service Providers—Fund Managers” section of the Goldman Sachs Bloomberg Clean Energy Equity ETF’s Prospectus:

Matthew Maillet Vice President	Portfolio Manager— Bloomberg Clean Energy ETF	Since 2022	Mr Maillet is a portfolio manager on the ETF Portfolio Management Team within GSAM’s QIS platform. He joined QIS in 2015 as a deputy chief operating officer where he was named a vice president in 2016 and subsequently joined the ETF portfolio management team in 2018.

For the Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF, the following replaces in its entirety the “Portfolio Manager” subsection under the “Summary—Portfolio Management” section of the Fund’s Prospectus, as well as under the “Portfolio Management” section of the Fund’s Summary Prospectus:

Portfolio Managers: Raj Garigipati, Managing Director has managed the Fund since inception; and Matthew Maillet, Vice President, has managed the Fund since April 2022.

The following row is added to the table under the “Service Providers—Fund Managers” section of the Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF’s Prospectus:

Matthew Maillet Vice President	Since 2022	Mr Maillet is a portfolio manager on the ETF Portfolio Management Team within GSAM’s QIS platform. He joined QIS in 2015 as a deputy chief operating officer where he was named a vice president in 2016 and subsequently joined the ETF portfolio management team in 2018.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

GSETFPMCHGSTK 04-22